Cost of Sales - Disclosure of production costs (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Analysis of income and expense [abstract]
Labour costs, including contractors	$ 759	$ 662	$ 559
Consumables	266	266	230
Water and electricity	199	170	148
Insurance	7	7	7
Transportation	9	13	12
Change in inventory	(16)	27	7
Capitalisation of mine development costs	(121)	(97)	(93)
Stripping activities	(13)	(6)	(3)
By-product sales	(7)	(17)	(23)
Royalty expense	9	16	12
Other	75	48	58
Total production costs	$ 1,167	$ 1,089	$ 914